Current and Deferred Income Tax (Details Textual) $ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2019 ARS ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 ARS ($)	Jun. 30, 2019 ARS ($)	Jun. 30, 2018 ARS ($)	Jun. 30, 2017 ARS ($)
Current and deferred income tax (Textual)
Deferred income tax assets	$ 66,256		$ 6,333
Deferred income tax assets corresponding losses	256,027		15,808
Deferred income tax liabilities	$ 222,000		$ 168,000
Description of dividend distribution	(i) dividends originated from profits obtained before fiscal year ending June 30, 2018 will not be subject to withholding tax; (ii) dividends derived from profits generated during fiscal years of the Company ending June 30, 2019 and 2020 paid to argentine individuals and/or foreign residents, will be subject to a 7% withholding tax; and (iii) dividends originated from profits obtained during fiscal year ending June 30, 2021 onward will be subject to withholding tax at a rate of 13%.	(i) dividends originated from profits obtained before fiscal year ending June 30, 2018 will not be subject to withholding tax; (ii) dividends derived from profits generated during fiscal years of the Company ending June 30, 2019 and 2020 paid to argentine individuals and/or foreign residents, will be subject to a 7% withholding tax; and (iii) dividends originated from profits obtained during fiscal year ending June 30, 2021 onward will be subject to withholding tax at a rate of 13%.
Description of Income tax	Corporate income tax would be gradually reduced to 30% for fiscal years commencing after January 1, 2018 through December 31, 2019, and to 25% for fiscal years beginning after January 1, 2020, inclusive.	Corporate income tax would be gradually reduced to 30% for fiscal years commencing after January 1, 2018 through December 31, 2019, and to 25% for fiscal years beginning after January 1, 2020, inclusive.
Description of revaluation of assets	(i) 8% for real estate not classified as inventories, (ii) 15% for real estate classified as inventories, (iii) 5% for shares, quotas and equity interests owned by individuals and (iv) 10% for the rest of the assets.	(i) 8% for real estate not classified as inventories, (ii) 15% for real estate classified as inventories, (iii) 5% for shares, quotas and equity interests owned by individuals and (iv) 10% for the rest of the assets.
Description of tax inflation adjustment	(i) the update of the cost for goods acquired or investments made in the fiscal years that begin as of January 1, 2018 (applicable to IRSA for the year end June 30, 2019), considering the percentage variations of the CPI provided by the National Institute of Statistics and Census (INDEC); and (ii) the application of the adjustment set forth in Title VI of the Income Tax Law when a percentage of variation -of the aforementioned index price - accumulated in thirty-six (36) months prior to the fiscal year end that is liquidated, is greater than one hundred percent (100%), or, with respect to the first, second and third year after its validity, this procedure will be applicable in case the accumulated variation of that index price, calculated from the beginning of the first of them and until the end of each year, exceed 55%, 30% and (15%) for the first, second and third year of application, respectively. At the end of this year, there has been an accumulative variation of 55.72% in the index price that exceeds the expected condition of 55% for the application of the adjustment in said first year.	(i) the update of the cost for goods acquired or investments made in the fiscal years that begin as of January 1, 2018 (applicable to IRSA for the year end June 30, 2019), considering the percentage variations of the CPI provided by the National Institute of Statistics and Census (INDEC); and (ii) the application of the adjustment set forth in Title VI of the Income Tax Law when a percentage of variation -of the aforementioned index price - accumulated in thirty-six (36) months prior to the fiscal year end that is liquidated, is greater than one hundred percent (100%), or, with respect to the first, second and third year after its validity, this procedure will be applicable in case the accumulated variation of that index price, calculated from the beginning of the first of them and until the end of each year, exceed 55%, 30% and (15%) for the first, second and third year of application, respectively. At the end of this year, there has been an accumulative variation of 55.72% in the index price that exceeds the expected condition of 55% for the application of the adjustment in said first year.
Income tax				$ (4,294,652)	$ (4,571,920)	$ (410,455)
Special tax [Member]
Current and deferred income tax (Textual)
Income tax		$ 276